Advances to Suppliers and Other Current Assets, Net (Details Textual)				1 Months Ended
	Feb. 22, 2018 USD ($)	Aug. 22, 2017	Aug. 10, 2016 USD ($)	Sep. 29, 2016	Feb. 22, 2018 CNY (¥)	Aug. 10, 2016 CNY (¥)
Advances To Suppliers And Other Current Assets Net Textual [Abstract]
Annual interest percentage, description		The loan was fully repaid along with interest.	The loan bears annual interest of 5% and due in six months.	The loan was fully repaid along with interest.
Subsequent event [Member]
Advances To Suppliers And Other Current Assets Net Textual [Abstract]
Annual interest percentage, description	The loan bears an annual interest rate of 10% and was due in six months.
Yantai Yezhan Economic and Trade Ltd., Co. [Member]
Advances To Suppliers And Other Current Assets Net Textual [Abstract]
Advance to related party			$ 307,700			¥ 2,000,000
Yantai Yezhan Economic and Trade Ltd., Co. [Member] | Subsequent event [Member]
Advances To Suppliers And Other Current Assets Net Textual [Abstract]
Advance to related party	$ 1,236,490				¥ 8,500,000